Earnings per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Diluted Net loss Per Share
The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Calculation of basic and diluted loss per share attributable to the Company’s shareholders
Net loss attributable to the Company’s shareholders	$(4,775,996)	$(2,941,679)	$(3,790,132)	$(1,531,845)
Weighted-average common shares outstanding – basic and diluted	42,999,413	25,973,406	43,048,254	25,973,406

Net loss per share, basic and diluted	$(0.11)	$(0.11)	$(0.09)	$(0.06)

Summary of Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Stock options	1,846,889	2,325,760	2,398,870	2,219,915
Common stock warrants	5,958,600	—	5,958,600	—
Earnout Shares (1)	10,491,937	—	10,491,937	—
Contingently issuable Earnout Shares from unexercised Rollover Options	1,508,063	—	1,508,063	—

Total	19,805,489	2,325,760	20,357,470	2,219,915

(1)
As the Earnout shares are subject to certain vesting requirements not satisfied as of the three and six months ended June 30, 2022, the Earnout Shares held in escrow are excluded from calculating both basic and diluted earnings per share.

Since the Company reported a net loss for the year ended December 31, 2021, it was required by ASC 260 to use basic weighted-average shares outstanding when calculating diluted net loss per share for the year ended December 31, 2021, as the potential dilutive securities are anti-dilutive.

Year Ended December 31, 2021
Calculation of basic and diluted EPS attributable to the Company’s shareholders
Net loss attributable to the Company’s shareholders	$(17,144,531)
Weighted-average common shares outstanding – basic and diluted	27,339,180

Net loss per common share, basic and diluted	$(0.63)
The shares in the table below were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

Year Ended December 31, 2021
Stock options	3,724,957
Common stock warrants	5,958,600
Earnout shares (1)	10,491,937
Contingently issuable earnout shares from unexercised Rollover Options	1,508,063

Total	21,683,557

(1)
As the Earnout shares are subject to certain vesting requirements not satisfied as of the year ended December 31, 2021, the Earnout Shares held in escrow are excluded from calculating both basic and diluted earnings per share.

The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the year ended December 31, 2020:

Year Ended December 31, 2020
Calculation of basic EPS attributable to the Company’s shareholders
Net income attributable to the Company’s shareholders	$20,117,773
Weighted-average common shares outstanding – basic	25,391,084

Net earnings per share, basic	$0.79
Calculation of diluted EPS attributable to the Company’s shareholders
Net income attributable to the Company’s shareholders	$20,117,773
Weighted-average common shares outstanding – diluted	27,011,482

Net earnings per share, diluted	$0.74

Schedule of Reconciliation of Weighted Average Common Shares Outstanding
The following table reconciles the weighted-average common shares outstanding used in the calculation of basic earnings per share (“EPS”) to the weighted-average common shares outstanding used in the calculation of diluted EPS for the year ended December 31, 2020:

Year Ended December 31, 2020
Weighted-average common shares outstanding – basic	25,391,084
Stock options	1,620,398

Total	27,011,482